UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  03--2013
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Bedlam Asset Management plc Address: 20 Abchurch
Lane, London, EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person
signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________  London, U.K.
5--201
[Signature]       [City, State]  [Date]
Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
	 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: __________0___________ Form 13F Information Table Entry Total: _________25____________ Form 13F Information Table Value Total: _____ 45,474____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



FORM 13F INFORMATION TABLE
COLUMN 1  COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5  COLUMN 6
COLUMN 7  COLUMN 8
NAME OF ISSUER  TITLE OF CLASS  CUSIP  VALUE (x$1000)  SHRS OR
PRN AMT  SH/ PRN  PUT/ CALL  INVESTMENT DISCRETION  OTHER MANAGER
SOLE SHARED NONE VOTING AUTHORITY

AGCO CORP  COM  001084 10 2  8,155  156,474  SH  SOLE  156,474
BRISTOL MYERS SQUIBB CO  COM  110122 10 8  8,572  208,076  SH
SOLE  208,076
CELGENE CORP  COM  151020 10 4  10,140  87,483  SH  SOLE  87,483
CHART INDS INC  COM  16115Q 30 8  6,692  83,621  SH  SOLE  83,621
CHECKPOINT SYS INC  COM  162825 10 3  7,510  159,825  SH  SOLE
159,825
CINEMARK HOLDINGS INC  COM  17243V 10 2  1,248  42,402  SH  SOLE
42,402
FIRST MAJESTIC SILVER CORP  COM  32076V 10 3  6,531  403,882  SH
SOLE  403,882
GOLDCORP INC NEW  COM  380956 40 9  8,159  242,612  SH  SOLE
242,612
KIMBERLY CLARK CORP  COM  494368 10 3  615  6,264  SH  SOLE
6,264
MARKET VECTORS ETF TR  VIETNAM ETF  57060U 76 1  156  7,658
SH  SOLE  7,658
MEDTRONIC INC  COM  585055 10 6  10,714  228,142  SH  SOLE
228,142
MOSAIC CO NEW  COM  617700 10 9  9,788  164,200  SH  SOLE
164,200
PENTAIR INC  COM  709631 10 5  10,907  206,766  SH  SOLE
206,766
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V 40 8  134
8,070  SH  SOLE  8,070
PFIZER INC  COM  717081 10 3  13,430  465,334  SH  SOLE
465,334
SANOFI  SPONSORED ADR  80105N 10 5  1,096  21,459  SH
SOLE  21,459
SHFL ENTMT INC  COM  78423R 10 5  9,597  579,181  SH
SOLE  579,181
SILVER WHEATON CORP  COM  828336 10 7  582  18,568  SH
SOLE  18,568
SMITH & NEPHEW PLC  SPDN ADR NEW  83175M 20 5  506  8,773
SH  SOLE  8,773
SYNGENTA AG  SPONSORED ADR  87160A 10 0  495  5,916  SH
SOLE  5,916
TYCO INTERNATIONAL LTD  SHS  H89128 10 4  7,801  243,795
SH  SOLE  243,795
ULTRA PETROLEUM CORP  COM  903914 10 9  6,681  332,385
SH  SOLE  332,385
WD-40 CO  COM  929236 10 7  319  5,829  SH  SOLE  5,829
WOLVERINE WORLD WIDE INC  COM  978097 10 3  8,249  185,917
SH  SOLE  185,917
YAMANA GOLD INC  COM  98462Y 10 0  7,397  481,863  SH
SOLE  481,863